Regulatory Capital Financial Instruments	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Regulatory Capital Financial Instruments	REGULATORY CAPITAL FINANCIAL INSTRUMENTS
As of December 31, 2024 and 2023, the Bank’s subordinated bonds classified as current and non-current are summarised below:

	As of December 31,
	2024	2023
	MCh$	MCh$
Current portion	-	-
Non- current portion	1,910,697	1,813,938
Total subordinated bonds	1,910,697	1,813,938
Detail of the subordinated bonds per currency is as follows:

	As of December 31,
	2024	2023
	MCh$	MCh$
Subordinated bonds denominated in USD	199,701	175,233
Subordinated bonds denominated in UF	1,710,996	1,638,705
Total subordinated bonds	1,910,697	1,813,938
i.Placement of subordinated bonds

	Currency	Placement amount	Interest rate	Plazo de emisión	Placement date	Maturity date
USTDW70320	UF	3,300,000	3.51%	6 years	01-07-2022	09-01-2028
ii.The Maturities of subordinated bonds

	As of December 31,
	2024	2023
	MCh$	MCh$
Due within 1 year	-	-
Due after 1 year but within 2 years	201,066	-
Due after 2 year but within 3 years	-	188,868
Due after 3 year but within 4 years	131,208	-
Due after 4 year but within 5 years	-	110,296
Due after 5 years	1,578,423	1,514,774
Total subordinated bonds	1,910,697	1,813,938
iii.Balances of subordinated bonds

	As of December 31,
	2024	2023
	MCh$	MCh$
Balances as of January 1,	1,813,938	1,733,869
New issues/placements	-	-
Accrued interest at effective interés rate	4,482	3,947
Readjustments accrued by UF or exchange rate	68,403	70,550
Others	23,874	5,572
Balances as of December 31,	1,910,697	1,813,938